INVENTORY (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
INVENTORY
Schedule of inventory

Inventory consisted of the following (in thousands):

	At March 31,	At December 31,
	2015	2014
Inventory
Raw materials and component parts, net of reserves of $82 and $22, respectively	$19,997	$21,151
Work in progress	1,406	803
Finished goods	1,647	5,209
Total inventory	$23,050	$27,163

Inventory consisted of the following (in thousands):

	At June 30,	At December 31,
	2015	2014
Inventory
Raw materials and component parts, net of reserves of $142 and $22, respectively	$19,387	$21,151
Work in progress	1,403	803
Finished goods	2,663	5,209
Total inventory	$23,453	$27,163

Inventory consisted of the following (in thousands):

	At December 31,
	2014	2013
Inventory
Raw materials and component parts, net of reserves of $22 and $50, respectively	$21,151	$7,147
Work in progress	803	1,504
Finished goods	5,209	762
Total inventory	$27,163	$9,413